1st Quarter Report
April 19, 2001

Dear Shareholders,

In our last quarterly report, we included a press release that announced the proposed acquisition of Pathlight Technology, Inc. by Advanced Digital Information Corporation (ADIC). Since then, the SEC has approved the S-4 for this transaction. A meeting of Pathlight Shareholders is scheduled for May 9, 2001 and the merger is expected to close on May 11, 2001. It is important to note that 75% of the Pathlight shareholders have already approved the transaction and this transaction does not require the approval of the ADIC shareholders.

We anticipate receiving approximately 569,000 shares of ADIC in exchange for our Pathlight securities. We will not reflect the value of these shares in Rand’s portfolio until ADIC’s acquisition of Pathlight has been completed.

During the last six months, the Management and Board of Directors of Rand Capital have been evaluating various corporate and tax structures of Rand Capital to increase overall shareholder value. Based on our analysis, we believe that Rand Capital should change its fundamental corporate structure to become a Business Development Company (BDC) as defined by the Investment Company Act of 1940.

Rand intends to retain our fundamental focus of providing venture capital to private companies, however, the BDC structure will provide greater operational flexibility in both investing and operating companies. Specifically, Rand will be less restricted by current regulations governing our investment diversification and industry concentration; have the ability to utilize increased leverage capacity, including an SBIC exemption from the SEC; and be able to offer stock options for Management and Directors.

In the coming weeks, you will be receiving Rand Capital's annual proxy that will describe the election to become a Business Development Company, as well as other matters to be voted on at Rand's Annual Meeting, which is scheduled for July 20, 2001.

During the quarter, we have written off our investment in BNKR, Inc., as the company was unable to successfully develop an installed base of customers for its Internet banking platform and has ceased operations. Additionally, we exercised our options for two additional units of Platform Technology Holding, LLC. The net result of these activities, excluding any impact from the Pathlight transaction, is a decrease in our net asset value of $0.07 cents, to end the quarter at $1.39. Thank you for your continued support and interest in Rand.

Allen F. Grum

Portfolio Valuation / March 31, 2001

                                                                                                     03/31/01                        12/31/00
   Company and Business      Type of Investment      Date Acquired                                        Per share                       Per share
                                                                     Cost                          Value   of Rand                 Value   of Rand
---------------------------- ----------------------- --------------- ---------------- ------------------- ----------- ------------------- -----------
---------------------------- ----------------------- --------------- ---------------- ------------------- ----------- ------------------- -----------
   American Tactile          Convertible             6/23/95          $150,000                    $50,000       $0.01             $50,000       $0.01
   Corporation Medina,       Debentures at 8% due
   NY.  Develops equipment   June 2000 and April
   and systems to produce    2001 with detachable
   signage.                  warrants
   www.americantactile.com
 ............................ ....................... ............... ................ ................... ........... ................... ...........
 ............................ ....................... ............... ................ ................... ........... ................... ...........
   ARIA Wireless Systems,    Common Stock -          5/23/97           543,840                    129,840        0.02             129,840        0.02
   Inc. (OTC:AWSI)*          488,000 shares
   Buffalo, NY.  Markets     $105,840 Demand Notes
   wireless radio            at 15%
   transmission
   communication
   equipment.
   www.aria-glb.com
 ............................ ....................... ............... ................ ................... ........... ................... ...........
 ............................ ....................... ............... ................ ................... ........... ................... ...........
   BNKR, Inc.                Company has ceased      5/30/00           400,000                          -           -             400,000        0.07
   Bloomington, MN.          operations
   Provides turn-key
   solutions
   for on-line community
   banking. www.bnkr.com
 ............................ ....................... ............... ................ ................... ........... ................... ...........
 ............................ ....................... ............... ................ ................... ........... ................... ...........
   BioWorks, Inc. Geneva,    Series A Convertible    11/6/95            56,000                     56,000        0.01              56,000        0.01
   NY.  Develops and         Preferred Stock -
   manufactures biological   32,000 shares
   alternative to chemical
   pesticides.
   www.bioworksbiocontrol.com
 ............................ ....................... ............... ................ ................... ........... ................... ...........
 ............................ ....................... ............... ................ ................... ........... ................... ...........
   Clearview Cable TV,       Common Stock - 400      2/23/96            55,541                     55,541        0.01              55,541        0.01
   Inc. New Providence,      shares
   NJ.  Cable television
   operator.
 ............................ ....................... ............... ................ ................... ........... ................... ...........
 ............................ ....................... ............... ................ ................... ........... ................... ...........
   Contract Staffing         Series A 8%             11/8/99           100,000                    100,000        0.02             100,000        0.02
   Buffalo, NY. PEO          Cumulative Preferred
   providing human           Stock - 10,000 shares
   resource administration
   for small businesses.
   www.contract-staffing.com
 ............................ ....................... ............... ................ ................... ........... ................... ...........
 ............................ ....................... ............... ................ ................... ........... ................... ..........
   DataView, LLC Mt.         5.5% Membership         10/1/98           310,357                    343,357        0.06             343,357       0.06
   Kisco, NY.  Designs,      Interest
   develops and markets
   browser based software
   for investment
   professionals.
   www.marketgauge.com
 ............................ ....................... ............... ................ ................... ........... ................... ..........
 ............................ ....................... ............... ................ ................... ........... ................... ..........
   Fertility Acoustics,      Common Stock -          10/1/97            87,440                  1,167,012        0.20           1,167,012       0.20
   Inc. Buffalo, NY.         848,736 Shares
   Developer of
   proprietary methods to
   diagnose onset of
   ovulation.
 ............................ ....................... ............... ................ ................... ........... ................... ..........
 ............................ ....................... ............... ................ ................... ........... ................... ..........
   G-TEC Natural Gas         41.67% Class A          8/31/99           300,000                    300,000        0.05             300,000       0.05
   Systems Buffalo, NY.      Membership Interest
   Manufactures and          8% Cumulative Dividend
   distributes systems
   that allow natural gas
   to be used as an
   alternative fuel to
   gases. www.gas-tec.com.
 ............................ ....................... ............... ................ ................... ........... ................... ..........
 ............................ ....................... ............... ................ ................... ........... ................... ..........
   HCI Systems Kennebunk,    Series B Preferred      12/15/99          100,500                    100,500        0.02             100,500       0.02
   ME. Facilities            Stock - 67,000 Shares
   management software       5% Cumulative Dividend
   solution.
   www.hcisystems.com
 ............................ ....................... ............... ................ ................... ........... ................... ..........
 ............................ ....................... ............... ................ ................... ........... ................... ..........
   INRAD, Inc. (OTC:         Convertible Series B    10/31/00          100,000                    100,000         .02             100,000        .02
   INRD.OB)                  Preferred Stock - 100
   Northvale, NJ. Develops   Shares
   and manufactures          10% Dividend
   products for laser
   photonics industry.
   www.inrad.com
 ............................ ....................... ............... ................ ................... ........... ................... ..........

 ............................ ....................... ............... ................ ................... ........... ................... ..........
   MemberWare                Promissory Note at      9/16/99           100,000                     150,000        0.03             150,000       0.03
   Technologies, Inc.        Prime Rate + 4.5% due
   Pittsford, NY. Internet   September 2004.
   company engaged in web    Common Stock - 40,000
   related consulting        Shares 34,000
   services.                 warrants for shares
   www.memberware.com        of stock
 ............................ ....................... ............... ................ ................... ........... ................... ..........
 ............................ ....................... ............... ................ ................... ........... ................... ..........
   MINRAD, Inc. Buffalo,     595,506 Common          8/4/97            874,030                  1,111,000        0.19           1,111,000       0.19
   NY.  Developer of laser   Shares. 53,628
   guided surgical devices.  Preferred Shares
 ............................ ....................... ............... ................ ................... ........... ................... ..........
 ............................ ....................... ............... ................ ................... ........... ................... ..........
   Pathlight Technology,     Class A Series          10/7/97         1,174,998                 2,012,922        0.35           2,012,922       0.35
   Inc. Ithaca, NY.          Convertible Preferred
   Develops SAN technology   Stock - 200,000
   for computer industry.    shares with 6%
   www.pathlight.com         cumulative dividend.
                             Preferred Class B -
                             117,187 shares
                             Class C Preferred
                             Stock - 214,285
                             Shares
                             67,578 warrants for
                             shares of stock
 ............................ ....................... ............... ................ ................... ........... ................... ..........
 ............................ ....................... ............... ................ ................... ........... ................... ..........
   Platform Technology       Four units              9/24/97            63,045                    115,000        0.02              60,000       0.01
   Holdings, LLC
   Charlottesville, VA.
   Provides sales support
   and management for
   unique medical
   businesses.
 ............................ ....................... ............... ................ ................... ........... ................... ..........
 ............................ ....................... ............... ................ ................... ........... ................... ..........
   Ultra-Scan Corporation    Common Shares - 49,290  12/11/92          302,586                    369,675        0.06             369,675       0.06
   Amherst, NY.
   Ultrasonic finger print
   technology.
   www.ultra-scan.com
 ............................ ....................... ............... ................ ................... ........... ................... ..........
 ............................ ....................... ............... ................ ................... ........... ................... ..........
   UStec, Inc. Victor,       Promissory Note at      12/17/98          100,500                    150,000        0.03             150,000       0.03
   NY.  Manufactures and     12% due January 2003
   markets digital wiring    50,000 common shares
   systems for residential   2,500 warrants for
   new home construction.    common shares
   www.ustecnet.
   com
 ............................ ....................... ............... ................ ................... ........... ................... ..........
 ............................ ....................... ............... ................ ................... ........... ................... ..........
   Vanguard Modular          Preferred Units -       12/16/99          270,000                    270,000        0.05             270,000       0.05
   Building Systems          2,673 Units with
   Philadelphia, PA.         Warrants
   Leases and sells          14% Interest Rate
   high-end modular space
   solutions.
   www.vanguardmodular.com
 ............................ ....................... ............... ................ ................... ........... ................... ..........
 ............................ ....................... ............... ................ ................... ........... ................... ..........
   Other investments         Other                                     910,887                        136       (0.01)                235       0.03
                                                                     ---------------- ------------------- ----------- ------------------- ----------
                             Total portfolio                        $5,999,724                 $6,580,983       $1.14          $7,133,926      $1.24
                                                                     =========
                             investments
                             Cash and Cash                                                       240,951        0.04             304,066       0.05
                             equivalents
                             Net                                                                 323,893        0.06             286,914       0.05
                             receivables(payables)
                                                                                      ------------------- ----------- ------------------- ----------
                                                                                      ------------------- ----------- ------------------- ----------
                             Net Assets before                                                 7,145,827        1.24           7,724,906       1.34
                             Taxes
                             Tax provision                                                      (877,790)       0.15            (660,790)      0.12
                             (benefit)
                                                                                      -------------------             -------------------
                             Net Assets                                                       $8,023,617                      $8,385,696
                                                                                               =========                       =========
                             Net Asset Value per                                                               $1.39                          $1.46
                             Share (5,748,034
                             shares outstanding at
                             December 31, 2000 and
                             5,763,034 at March
                             31, 2001)

*        Publicly owned company

Note: Restricted securities, including securities of publicly-owned companies which are subject to restrictions on resale, are valued at fair value as determined by the Board of Directors. Fair value is considered to be the amount which the Corporation may reasonably expect to receive for portfolio securities if such securities were sold on the valuation date. Valuations as of any particular date, however, are not necessarily indicative of amounts which may ultimately be realized as a result of future sales or other dispositions of securities. Among the factors considered by the Board of Directors in determining the fair value of restricted securities are the financial condition and operating results, projected operations, and other analytical data relating to the investment. Also considered are the market prices for unrestricted securities of the same class (if applicable) and other matters which may have an impact on the value of the portfolio company.

Rand Capital Corporation

Results from Annual Shareholders Meeting held April 13, 2000

(1) Board of Directors Elections

Reginald B. Newman II Chairman of the Board

Allen F. Grum

a, c	Luiz F. Kahl
g	Erland E. Kailbourne
c, g	Ross B. Kenzie
a	Willis S. McLeese
a, c, g	Jayne K. Rand
a - Member of audit committee	c - Member of compensation committee
g - Member of governance committee
Officers	Title	Email
Allen F. Grum	President/CEO	pgrum@randcap.com
Daniel P. Penberthy	Chief Financial Officer	dpenberthy@randcap.com
Corporate Data Stock Listing	NASDAQ SmallCap Market-symbol RAND
Transfer Agent and Registrar	Continental Stock Transfer & Trust Company / www.continentalstock.com
General Counsel	Hodgson Russ LLP
Independent Accountants	Deloitte & Touche LLP
Number of Shareholders	823 (as of March 6, 2000)

Rand is actively seeking business opportunities for investment consideration. If you are aware of those businesses that may need Rand's support and assistance, please feel free to contact us.

Rand Capital Corporation
2200 Rand Building
Buffalo, NY 14203
   Tel: 716-853-0802
   Fax: 716-854-8480
   www.randcapital.com